UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson              Boston, Massachusetts          August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  94

Form 13F Information Table Value Total:  $363,547
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number          Name

    1.       028-13763                     Castine Partners II, LP

                                                FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2     COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                               TITLE                       VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP        (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                 ---------     ------       ---------  -------- ---------  ----------- --------- -----    ------ -----

AMERIS BANCORP                COM             03076K108     3,828     303,794  SH         SHARED      1          303,794
AMERIS BANCORP                COM             03076K108     1,842     146,204  SH         SOLE                   146,204
BANCORP INC DEL               COM             05969A105     9,550   1,012,698  SH         SHARED      1        1,012,698
BANCORP INC DEL               COM             05969A105     4,595     487,302  SH         SOLE                   487,302
BCSB BANCORP INC              COM             055367106     1,486     110,065  SH         SHARED      1          110,065
BCSB BANCORP INC              COM             055367106       715      52,970  SH         SOLE                    52,970
BENEFICIAL MUTUAL BANCORP IN  COM             08173R104     3,878     449,404  SH         SHARED      1          449,404
BENEFICIAL MUTUAL BANCORP IN  COM             08173R104     1,865     216,096  SH         SOLE                   216,096
CAPE BANCORP INC              COM             139209100     3,980     478,935  SH         SHARED      1          478,935
CAPE BANCORP INC              COM             139209100     1,915     230,495  SH         SOLE                   230,495
CAPITOL FED FINL INC          COM             14057J101     2,770     233,179  SH         SHARED      1          233,179
CAPITOL FED FINL INC          COM             14057J101     1,333     112,221  SH         SOLE                   112,221
CENTURY BANCORP INC MASS      CL A NON VTG    156432106     5,618     188,979  SH         SHARED      1          188,979
CENTURY BANCORP INC MASS      CL A NON VTG    156432106     2,704      90,949  SH         SOLE                    90,949
CHEVIOT FINL CORP NEW         COM             16677X105     4,264     499,853  SH         SHARED      1          499,853
CHEVIOT FINL CORP NEW         COM             16677X105     2,048     240,147  SH         SOLE                   240,147
COMERICA INC                  COM             200340107    18,459     601,083  SH         SHARED      1          601,083
COMERICA INC                  COM             200340107     8,873     288,917  SH         SOLE                   288,917
EAGLE BANCORP INC MD          COM             268948106     2,493     158,311  SH         SHARED      1          158,311
EAGLE BANCORP INC MD          COM             268948106     1,200      76,189  SH         SOLE                    76,189
EVANS BANCORP INC             COM NEW         29911Q208     2,581     156,532  SH         SHARED      1          156,532
EVANS BANCORP INC             COM NEW         29911Q208     1,242      75,333  SH         SOLE                    75,333
FIDELITY NATL INFORMATION SV  COM             31620M106     1,961      57,545  SH         SHARED      1           57,545
FIDELITY NATL INFORMATION SV  COM             31620M106       936      27,455  SH         SOLE                    27,455
FIFTH THIRD BANCORP           COM             316773100     8,600     641,820  SH         SHARED      1          641,820
FIFTH THIRD BANCORP           COM             316773100     4,130     308,180  SH         SOLE                   308,180
FIRST CONN BANCORP INC MD     COM             319850103     4,766     353,010  SH         SHARED      1          353,010
FIRST CONN BANCORP INC MD     COM             319850103     2,294     169,890  SH         SOLE                   169,890
FIRST DEFIANCE FINL CORP      COM             32006W106     2,312     135,020  SH         SHARED      1          135,020
FIRST DEFIANCE FINL CORP      COM             32006W106     1,112      64,980  SH         SOLE                    64,980
FIRST INTST BANCSYSTEM INC    COM CL A        32055Y201     4,123     289,536  SH         SHARED      1          289,536
FIRST INTST BANCSYSTEM INC    COM CL A        32055Y201     1,983     139,264  SH         SOLE                   139,264
FIRST MERCHANTS CORP          COM             320817109     5,050     405,262  SH         SHARED      1          405,262
FIRST MERCHANTS CORP          COM             320817109     2,430     195,038  SH         SOLE                   195,038
FIRST MIDWEST BANCORP DEL     COM             320867104     2,842     258,839  SH         SHARED      1          258,839
FIRST MIDWEST BANCORP DEL     COM             320867104     1,366     124,447  SH         SOLE                   124,447
FIRST NIAGARA FINL GP INC     COM             33582V108     4,396     574,689  SH         SHARED      1          574,689
FIRST NIAGARA FINL GP INC     COM             33582V108     2,106     275,311  SH         SOLE                   275,311
FOX CHASE BANCORP INC NEW     COM             35137T108     8,548     591,984  SH         SHARED      1          591,984
FOX CHASE BANCORP INC NEW     COM             35137T108     4,114     284,899  SH         SOLE                   284,899
GENWORTH FINL INC             COM CL A        37247D106     3,822     675,297  SH         SHARED      1          675,297
GENWORTH FINL INC             COM CL A        37247D106     1,838     324,703  SH         SOLE                   324,703
GREENLIGHT CAPITAL RE LTD     CLASS A         G4095J109     7,725     303,891  SH         SHARED      1          303,891
GREENLIGHT CAPITAL RE LTD     CLASS A         G4095J109     3,714     146,109  SH         SOLE                   146,109
HERITAGE FINL GROUP INC       COM             42726X102     5,507     427,897  SH         SHARED      1          427,897
HERITAGE FINL GROUP INC       COM             42726X102     2,647     205,700  SH         SOLE                   205,700
HOME FED BANCORP INC LA NEW   COM             43708L108     1,605     108,797  SH         SHARED      1          108,797
HOME FED BANCORP INC LA NEW   COM             43708L108       771      52,271  SH         SOLE                    52,271
HOME FED BANCORP INC MD       COM             43710G105     1,902     181,123  SH         SHARED      1          181,123
HOME FED BANCORP INC MD       COM             43710G105       915      87,168  SH         SOLE                    87,168
KAISER FED FINL GROUP INC     COM             483056107     8,980     607,590  SH         SHARED      1          607,590
KAISER FED FINL GROUP INC     COM             483056107     4,322     292,410  SH         SOLE                   292,410
KEYCORP NEW                   COM             493267108     8,384   1,083,200  SH         SHARED      1        1,083,200
KEYCORP NEW                   COM             493267108     4,000     516,800  SH         SOLE                   516,800
MB FINANCIAL INC NEW          COM             55264U108     6,063     281,456  SH         SHARED      1          281,456
MB FINANCIAL INC NEW          COM             55264U108     2,914     135,266  SH         SOLE                   135,266
MERCHANTS BANCSHARES          COM             588448100       904      32,817  SH         SHARED      1           32,817
MERCHANTS BANCSHARES          COM             588448100       433      15,733  SH         SOLE                    15,733
METRO BANCORP INC PA          COM             59161R101     6,906     574,105  SH         SHARED      1          574,105
METRO BANCORP INC PA          COM             59161R101     3,324     276,295  SH         SOLE                   276,295
NELNET INC                    CL A            64031N108     2,484     108,016  SH         SHARED      1          108,016
NELNET INC                    CL A            64031N108     1,196      51,984  SH         SOLE                    51,984
NORTH VALLEY BANCORP          COM NEW         66304M204     5,211     395,092  SH         SHARED      1          395,092
NORTH VALLEY BANCORP          COM NEW         66304M204     2,486     188,508  SH         SOLE                   188,508
NORTHEAST BANCORP             COM NEW         663904209     4,449     524,675  SH         SHARED      1          524,675
NORTHEAST BANCORP             COM NEW         663904209     2,123     250,325  SH         SOLE                   250,325
OCEANFIRST FINL CORP          COM             675234108     3,378     235,227  SH         SHARED      1          235,227
OCEANFIRST FINL CORP          COM             675234108     1,626     113,206  SH         SOLE                   113,206
ORIENTAL FINL GROUP INC       COM             68618W100    14,579   1,315,806  SH         SHARED      1        1,315,806
ORIENTAL FINL GROUP INC       COM             68618W100     7,038     635,194  SH         SOLE                   635,194
PACWEST BANCORP DEL           COM             695263103     6,392     270,040  SH         SHARED      1          270,040
PACWEST BANCORP DEL           COM             695263103     3,076     129,960  SH         SOLE                   129,960
PEOPLES FED BANCSHARES INC    COM             711037101     2,027     121,385  SH         SHARED      1          121,385
PEOPLES FED BANCSHARES INC    COM             711037101       979      58,615  SH         SOLE                    58,615
PHH CORP                      COM NEW         693320202     4,734     270,800  SH         SHARED      1          270,800
PHH CORP                      COM NEW         693320202     2,258     129,200  SH         SOLE                   129,200
PNC FINL SVCS GROUP INC       COM             693475105     9,079     148,560  SH         SHARED      1          148,560
PNC FINL SVCS GROUP INC       COM             693475105     4,366      71,440  SH         SOLE                    71,440
SCBT FINANCIAL CORP           COM             78401V102     2,737      77,637  SH         SHARED      1           77,637
SCBT FINANCIAL CORP           COM             78401V102     1,317      37,363  SH         SOLE                    37,363
SI FINL GROUP INC MD          COM             78425V104     4,100     356,524  SH         SHARED      1          356,524
SI FINL GROUP INC MD          COM             78425V104     1,973     171,582  SH         SOLE                   171,582
SUFFOLK BANCORP               COM             864739107       273      21,071  SH         SHARED      1           21,071
SUFFOLK BANCORP               COM             864739107       130      10,051  SH         SOLE                    10,051
SUNTRUST BKS INC              COM             867914103     5,074     209,395  SH         SHARED      1          209,395
SUNTRUST BKS INC              COM             867914103     2,438     100,605  SH         SOLE                   100,605
US BANCORP DEL                COM NEW         902973304    11,720     364,440  SH         SHARED      1          364,440
US BANCORP DEL                COM NEW         902973304     5,646     175,560  SH         SOLE                   175,560
WASHINGTON BKG CO OAK HBR WA  COM             937303105     3,705     266,571  SH         SHARED      1          266,571
WASHINGTON BKG CO OAK HBR WA  COM             937303105     1,783     128,290  SH         SOLE                   128,290
WELLS FARGO & CO NEW          COM             949746101     9,056     270,800  SH         SHARED      1          270,800
WELLS FARGO & CO NEW          COM             949746101     4,320     129,200  SH         SOLE                   129,200
WILLIS LEASE FINANCE CORP     COM             970646105     3,245     263,424  SH         SHARED      1          263,424
WILLIS LEASE FINANCE CORP     COM             970646105     1,562     126,776  SH         SOLE                   126,776
